SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of period	$ 1,303,751	$ 1,531,589
Accretion expense	119,518	155,612
Reclamation obligations settled
Disposition due to sale of property	(684,679)	(383,450)
Additions	13,428
Changes in estimates	711,913
Balance, end of period	$ 1,463,931	$ 1,303,751